REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 420,675	$ 448,773
Gold doré and bullion sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	365,996	358,790
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,461	88,823
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (2,782)	$ 1,160